FINANCIAL INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2023
FINANCIAL INCOME (EXPENSES)
FINANCIAL INCOME (EXPENSES)	FINANCIAL INCOME (EXPENSES)
a)Accounting policy
These include interest, monetary and exchange variations arising from short-term investments, derivative transactions, loans, financing, debentures, present value adjustments of transactions that generate monetary assets and liabilities and other financial transactions. These are recognized on an accrual basis when earned or incurred by the Company.
For all financial instruments measured at amortized cost and interest-yielding financial assets classified as financial assets at fair value through other comprehensive income, interest income or expense is recognized using the effective interest method, which discounts estimated future cash payments or receipts over the expected life of the financial instrument or, where appropriate, a shorter period, to the net carrying amount of the financial asset or liability.
b)Breakdown

	2023	2022	2021
Financial Income
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others)(1)	531,227	1,040,811	734,336
Interest income	536,420	571,784	312,978
Gain on derivative transactions	512,698	390,146	149,089
Interest receivable (customers, taxes and other)	165,212	154,263	111,585
Exchange rate variations on loans and financing, debentures, leases and other creditors (Note 21.e)(2)	52,254	—	—
Other financial income	244,357	59,194	2,545
Total	2,042,168	2,216,198	1,310,533

Financial Expenses
Charges and fair value on loans, financing, debentures, leases and other creditor (note 21.e)(2)	(2,092,184)	(1,850,286)	(924,215)
Expenses with monetary variations of provision for contingencies (note 20.c)	(784,427)	(893,963)	(887,446)
Loss on derivative transactions	(622,787)	(495,668)	(161,779)
Interest payable (financial institutions, trade accounts payable, taxes and other)	(560,195)	(345,424)	(194,223)
Foreign exchange variation on loans and financing (Note 21.e)	—	(108,310)	—
Other expenses with exchange and monetary variations (suppliers, taxes and others)	(162,544)	(86,276)	(76,276)
Other financial expenses	(163,940)	(202,591)	(193,174)
Total	(4,386,077)	(3,982,518)	(2,437,113)

Financial income (expenses), net	(2,343,909)	(1,766,320)	(1,126,580)

(1)For the years ended December 31, 2023, 2022 and 2021, includes tax credits, in the amounts of R$245,491, R$816,038 and R$609,096, respectively, arising from decisions on lawsuits, in favor of the Company, which recognized PIS tax credits and COFINS (note 9).
(2)Includes the consolidated amounts of R$1,392,570 e R$1,292,376 and R$828,710 in the years ended December 31, 2023, 2022 and 2021, respectively, related to leases charges (Note 21.e).